Organization and Principal Activities	6 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Xiamen Pop Culture Co., Ltd (“Pop Culture”) was incorporated in Xiamen, China on March 29, 2007 under the laws of the People’s Republic of China (the “PRC” or “China”). Pop Culture hosts entertainment events and provides event planning and execution services and brand promotion services to corporate clients.

Pop Culture has seven wholly-owned subsidiaries in the PRC as follows:

●	Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo,” formerly known as “Shanghai Pudu Culture Communications Co., Ltd.”), a company incorporated on March 30, 2017 in Shanghai, China;

●	Xiamen Pop Network Technology Co., Ltd. (“Pop Network”), a company incorporated on June 6, 2017 in Xiamen, China;

●	Guangzhou Shuzhi Culture Communication Co., Ltd (“Guangzhou Shuzhi,” formerly known as “Zhongjing Pop (Guangzhou) Culture Media Co., Ltd.”), a company incorporated on December 19, 2018 in Guangzhou, China;

●	Shenzhen Pop Digital Industry Development Co., Ltd. (“Shenzhen Pop,” formerly known as “Shenzhen Pop Culture Co., Ltd.”), a company incorporated on January 17, 2020 in Shenzhen, China;

●	Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”), a company incorporated on April 14, 2022 in Beijing, China;
●	Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”), a company incorporated on June 20, 2022 in Xiamen, China; and
●	Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Xiamen Shuzhi”), a company incorporated on May 16, 2022 in Xiamen, China.

Pop Culture also holds a 60% controlling interest in Shenzhen Jam box Technology Co., Ltd. a joint venture incorporated on November 18, 2021 in Shenzhen, China, while Shenzhen HipHopJust Information Technology Co., Ltd. owns a 20% interest and a third-party investor owns a 20% interest; a 51% controlling interest in Fujian Shuzhi Fuxin Exhibition Co., Ltd., a joint venture incorporated on May 18, 2022 in Fuzhou, China, while another unrelated party owns a 49% interest; and a 51% controlling interest in Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”), a joint venture incorporated on March 30, 2022 in Xiamen, China, while other three unrelated parties own 49% interest.

Reorganization

On January 3, 2020, Pop Culture Group Co., Ltd (“Pop Group” or the “Company”) was incorporated as an exempted company with limited liability under the laws of the Cayman Islands.

On January 20, 2020, Pop Culture (HK) Holding Limited (“Pop HK”) was established as a wholly-owned subsidiary of Pop Group formed in accordance with laws and regulations of Hong Kong. Pop HK is a holding company and holds all the equity interests of Heliheng Culture Co., Ltd. (“WFOE”), which was established in the PRC on March 13, 2020.

On March 30, 2020, WFOE entered into a series of agreements with Pop Culture and the shareholders of Pop Culture who collectively held 93.55% of the shares in Pop Culture, including an Exclusive Services Agreement, an Exclusive Option Agreement, a Share Pledge Agreement, Powers of Attorney, and Spousal Consents (collectively the “VIE Agreements”). All the above contractual arrangements obligate WFOE to absorb a majority of the risk of loss from business activities of Pop Culture and entitle WFOE to receive a majority of its residual returns. In essence, WFOE has gained effective control over Pop Culture. Therefore, the Company believes that Pop Culture should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.”

Between February and May 2020, the Company and its shareholders undertook a series of corporation actions, including share issuances in February 2020, re-designation of ordinary shares of the Company, par value $0.001 per share (“Ordinary Shares”), into Class A and Class B Ordinary Shares in April 2020, and share issuances and transfers in May 2020. See “Note 13—Ordinary Shares.”

The above-mentioned transactions, including the incorporation of Pop Group, Pop HK, and WFOE, the entry into the VIE Agreements, the share issuances, share re-designation, and share transfers, were considered a reorganization of the Company (the “Reorganization”). After the Reorganization, Pop Group ultimately owns 100% equity interests of Pop HK and WFOE, which further has effective control over the operating entities, Pop Culture, and its subsidiaries through the VIE Agreements.

In accordance with ASC 805-50-25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controls all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries and VIE have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years shall also be retrospectively adjusted to furnish comparative information.

Acquisition of non-controlling interest in VIE

On February 9, 2021, the Company issued 1,065,089 Class A Ordinary Shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture. See “Note 13—Ordinary Shares.” On February 19, 2021, the VIE Agreements were amended and restated, through which WFOE gained 100% control over Pop Culture. WFOE is obliged to absorb all risk of loss from business activities of Pop Culture and is entitled to receive all its residual returns. Upon the above transactions, the Company consummated the acquisition of non-controlling interests in Pop Culture, and Pop Culture does not have any non-controlling interests anymore.

The consolidated financial statements of the Company included the following entities:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
WFOE	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas hip-hop resource integration and business development
Xiamen Pop Investment Co., Ltd.	January 25, 2022	PRC	60% owned by Heliheng; 40% owned by the VIE	Cross-border funds management
Fujian Pupu Shuzhi Sports Industry Development Co., Ltd. (“Shuzhi Sports”)	July 21, 2022	PRC	100%	Holding sports performance activities
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Pupu Sibo	March 30, 2017	PRC	100% owned by VIE	Event planning and execution
Pop Network	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Pop Sikai	August 18, 2020	PRC	51% owned by VIE	Event planning and execution
Pupu Digital	June 20, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan	March 30, 2022	PRC	51% owned by the VIE	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd.	April 12, 2022	PRC	51% owned by the VIE	IPC License
Shenzhen Jam box Technology Co., Ltd.	November 18, 2020	PRC	60% owned by VIE	Event planning and execution
Xiamen Pop Shuzhi Culture Communication Co., Ltd.	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
Fujian Shuzhi Fuxin Exhibition Co., Ltd.	May 18, 2022	PRC	51% owned by the VIE	Online and offline advertising marketing and exhibitions

Risks in relation to the VIE structure

The Company believes that the VIE Agreements are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements. If the legal structure and the VIE Agreements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and its VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and its VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and its VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and its VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after the elimination of intercompany transactions:

	As of December 31,	As of June 30,
	2022	2022

Total assets	$27,868,985	$30,147,583
Total liabilities	$13,229,412	$11,110,127

	For the Six Months Ended, December 31,
	2022	2021
Total revenue	$8,727,933	$13,479,761
Net income	$(4,118,522)	$1,090,050

Net cash used in operating activities	$2,063,270	$(4,277,567)
Net cash (used in) provided by investing activities	$(4,753,309)	$7,006,589
Net cash provided by financing activities	$796,554	$(1,153,376)

The Company believes that there are no assets in Pop Culture that can be used only to settle specific obligations of Pop Culture except for the registered capital of Pop Culture and non-distributable statutory reserves. As Pop Culture is incorporated as a limited liability company under the PRC Company Law, creditors of Pop Culture do not have recourse to the general credit of the Company for any of the liabilities of Pop Culture. There are no terms in any arrangements, explicitly or implicitly, requiring the Company or its subsidiaries to provide financial support to Pop Culture. However, if Pop Culture were ever to need financial support, the Company may, at its discretion and subject to statutory limits and restrictions, provide financial support to Pop Culture through loans.